Basis of Presentation and Going Concern (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Dec. 31, 2015	Dec. 31, 2014
Basis Of Presentation And Going Concern Details Narrative
Net Loss for the year	$ (87,354)	$ (25,686)	$ (3,487,757)	$ (479,341)
Accumulated Deficit	$ (4,139,289)		$ (4,051,935)	$ (564,178)